LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans and receivables [abstract]
Total gross rent payments receivable	$ 23,631,711	$ 29,491,587
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(341)	(495)
Plus, estimated residual amount of assets given for rental (without guarantee)	41,170	32,657
Gross investment in contracts of financial leasing	23,672,540	29,523,749
Less unrealized financial income	(9,190,926)	(15,609,415)
Net investment in contracts of financial leasing	14,481,614	13,914,334
Loss allowance of net investment in financial leasing	$ (483,965)	$ (460,528)